Note 3 - Fair Value Measurements (Details Textual) - EBP 20-2451671 002 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Investment, Level 3 Reconciliation, Increase for Transfer from (to) Level 3	$ 0	$ 0
Mutual Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Money Market Funds [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Cost Approach [Member]
EBP, Employer, Common Stock Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]